Other Income and Finance Expense	6 Months Ended
Jun. 30, 2025
Other Income and Finance Expense [Abstract]
OTHER INCOME AND FINANCE EXPENSE

18. OTHER INCOME AND FINANCE EXPENSE

18.1 Other Income

The other income for the period ended June 30, 2025, totals AED 4,978 (USD 1,356). This amount includes revenue from the sale of scrap items and cash back from a prepaid card. These revenues are classified separately to clarify the entity’s non-core income sources.

The other income for the period ended June 30, 2024, totals AED 17,727. This amount includes revenue from the sale of scrap items and cash back from a prepaid card. These revenues are classified separately to clarify the entity’s non-core income sources entity’s non-core income sources.

18.2 Finance expense

FINANCE EXPENSE

	June 30, 2025		June 30, 2024
	USD	AED	AED
Imputed interest from due to related party	112,975	414,842	331,950
Interest expense from lease	3,984	14,631	25,493
	116,959	429,473	357,443